Subsequent Events (Details Narrative) - USD ($)			9 Months Ended		12 Months Ended
	Nov. 05, 2019	Oct. 31, 2019	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Subsequent Event [Line Items]
Proceeds from sale of convertible notes						$ 2,580,000
Upon Completion of Listing Our Common Stock [Member]
Subsequent Event [Line Items]
Debt instrument, conversion terms			Upon completion of listing our common stock on either the Nasdaq Capital Market or the New York Stock Exchange, our 8% Senior Notes are mandatorily convertible into shares of our common stock at a conversion price equal to the lower of (i) $2.04 per share or (ii) a price per share equal to a 10% discount to the pre-money valuation of a Qualified Financing or an Equity State Transaction, both as defined in the 8% Senior Note agreement, occurring after the closing of the 8% Senior Note financing. Upon maturity (December 15, 2020), the 8% Senior Note holders have the option to convert the 8% Senior Note into shares of our common stock at the lower of $2.04 per share or an adjusted price as set forth in the 8% Senior Note agreement. Upon either mandatory conversion or conversion at the holder's option, the holder will also receive stock purchase warrants on a 1:1 basis to the number of shares of common stock received that have an exercise price equal to the greater of (i) the closing price of our common stock on the date of conversion or (ii) $2.72 per share.
Convertible notes maturity date			Dec. 15, 2020
8% Senior Convertible Notes [Member] | New and Existing Investors [Member]
Subsequent Event [Line Items]
Debt instrument, interest percentage			8.00%
Subsequent Event [Member]
Subsequent Event [Line Items]
Reverse stock split		Common stock in a ratio between four for one share to ten to one share
Subsequent Event [Member] | 8% Senior Convertible Notes [Member] | New and Existing Investors [Member]
Subsequent Event [Line Items]
Proceeds from sale of convertible notes	$ 745,000
Debt instrument, interest percentage	8.00%